Significant accounting policies (Details 4) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income (loss)	$ 16,438	$ (7,657)	$ 19,016	$ (9,478)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	8	972	16	980
Equity in losses (earnings) of joint ventures	(11,481)	2,125	(9,359)	3,796
Changes in accrued interest income on advances to joint ventures and demand note			706	(579)
Amortization and write off of deferred debt issuance cost	650	1,913	1,296	2,399
Changes in accrued interest expense			(105)	1,006
Net currency exchange losses (gains)			529	0
Unrealized loss (gain) on financial instruments	8	0	(113)	0
Other adjustments			(135)	0
Refundable value added tax on import			0	(26,298)
Changes in working capital:
Restricted cash			12,012	0
Trade receivables			0	(6,276)
Unbilled construction contract income			0	52,246
Bunkers			0	(2,931)
Prepaid expenses and other receivables			2,011	(1,845)
Trade payables			287	424
Amounts due to owners and affiliates			(3,729)	8,202
Value added and withholding tax liability			(570)	9,963
Accrued liabilities and other payables			(3,135)	2,802
Net cash provided by (used in) operating activities			18,727	34,411
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment			(757)	(169,798)
Receipts from repayment of principal on advances to joint ventures			3,043	3,983
Receipts from repayment of principal on direct financing lease			1,425	0
(Increase) decrease in restricted cash			0	(10,700)
Net cash provided by investing activities			3,711	(155,115)
FINANCING ACTIVITIES
Repayment of long-term debt			(9,531)	0
Cash distributions to unitholders			(17,761)
Repayment of loans and promissory notes due to owners and affiliates			0	(46,741)
Proceeds from indemnifications received from Höegh LNG			3,682
Proceeds from long-term debt			0	257,099
Repayment of amounts due to owners and affiliates			0	(10,962)
Payment of debt issuance cost			0	(8,236)
Customer loan for funding of value added liability on import			0	26,298
(Increase) decrease in restricted cash			68	0
Net cash provided by (used in) financing activities			(23,542)	217,458
Increase (decrease) in cash and cash equivalents			(1,104)	96,754
Cash and cash equivalents, beginning of period			30,477	108
Cash and cash equivalents, end of period	29,373	96,862	29,373	96,862
Scenario, Previously Reported [Member]
OPERATING ACTIVITIES
Net income (loss)	16,316	(7,306)	18,734	(9,070)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	8	972	16	980
Equity in losses (earnings) of joint ventures	(11,481)	2,125	(9,359)	3,796
Changes in accrued interest income on advances to joint ventures and demand note			706	(579)
Amortization and write off of deferred debt issuance cost			1,419	2,338
Changes in accrued interest expense			(105)	1,006
Net currency exchange losses (gains)			529
Unrealized loss (gain) on financial instruments	8		(113)
Other adjustments			69
Refundable value added tax on import				(26,298)
Changes in working capital:
Restricted cash			12,012
Trade receivables				(87)
Unbilled construction contract income				54,473
Bunkers				(2,931)
Prepaid expenses and other receivables			2,011	(1,845)
Trade payables			287	424
Amounts due to owners and affiliates			(3,729)	8,202
Value added and withholding tax liability			(570)	1,358
Accrued liabilities and other payables			(3,135)	3,259
Net cash provided by (used in) operating activities			18,772	35,026
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment			(757)	(169,676)
Receipts from repayment of principal on advances to joint ventures			3,043	3,983
Receipts from repayment of principal on direct financing lease			1,380
(Increase) decrease in restricted cash				10,700
Net cash provided by investing activities			3,666	(154,993)
FINANCING ACTIVITIES
Repayment of long-term debt			(9,531)
Cash distributions to unitholders			(17,761)
Repayment of loans and promissory notes due to owners and affiliates				(46,741)
Proceeds from indemnifications received from Höegh LNG			3,682
Proceeds from long-term debt				257,099
Repayment of amounts due to owners and affiliates				(10,962)
Payment of debt issuance cost				(8,973)
Customer loan for funding of value added liability on import				26,298
(Increase) decrease in restricted cash			68
Net cash provided by (used in) financing activities			(23,542)	216,721
Increase (decrease) in cash and cash equivalents			(1,104)	96,754
Cash and cash equivalents, beginning of period			30,477	108
Cash and cash equivalents, end of period	29,373	96,862	29,373	96,862
Restatement Adjustment [Member]
OPERATING ACTIVITIES
Net income (loss)	120	(307)	204	(347)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	0	0	0	0
Equity in losses (earnings) of joint ventures	0	0	0	0
Changes in accrued interest income on advances to joint ventures and demand note			0	0
Amortization and write off of deferred debt issuance cost			0	0
Changes in accrued interest expense			0	0
Net currency exchange losses (gains)			0
Unrealized loss (gain) on financial instruments	0		0
Other adjustments			(204)
Refundable value added tax on import				0
Changes in working capital:
Restricted cash			0
Trade receivables				(6,189)
Unbilled construction contract income				(2,227)
Bunkers				0
Prepaid expenses and other receivables			0	0
Trade payables			0	0
Amounts due to owners and affiliates			0	0
Value added and withholding tax liability			0	8,605
Accrued liabilities and other payables			0	(457)
Net cash provided by (used in) operating activities			0	(615)
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment			0	(122)
Receipts from repayment of principal on advances to joint ventures			0	0
Receipts from repayment of principal on direct financing lease			0
(Increase) decrease in restricted cash				0
Net cash provided by investing activities			0	(122)
FINANCING ACTIVITIES
Repayment of long-term debt			0
Cash distributions to unitholders			0
Repayment of loans and promissory notes due to owners and affiliates				0
Proceeds from indemnifications received from Höegh LNG			0
Proceeds from long-term debt				0
Repayment of amounts due to owners and affiliates				0
Payment of debt issuance cost				737
Customer loan for funding of value added liability on import				0
(Increase) decrease in restricted cash			0
Net cash provided by (used in) financing activities			0	737
Increase (decrease) in cash and cash equivalents			0	0
Cash and cash equivalents, beginning of period			0	0
Cash and cash equivalents, end of period	0	0	0	0
Indirect Adjustment [Member]
OPERATING ACTIVITIES
Net income (loss)	2	(44)	78	(61)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	0	0	0	0
Equity in losses (earnings) of joint ventures	0	0	0	0
Changes in accrued interest income on advances to joint ventures and demand note			0	0
Amortization and write off of deferred debt issuance cost			(123)	61
Changes in accrued interest expense			0	0
Net currency exchange losses (gains)			0
Unrealized loss (gain) on financial instruments	0		0
Other adjustments			0
Refundable value added tax on import				0
Changes in working capital:
Restricted cash			0
Trade receivables				0
Unbilled construction contract income				0
Bunkers				0
Prepaid expenses and other receivables			0	0
Trade payables			0	0
Amounts due to owners and affiliates			0	0
Value added and withholding tax liability			0	0
Accrued liabilities and other payables			0	0
Net cash provided by (used in) operating activities			(45)	0
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment			0	0
Receipts from repayment of principal on advances to joint ventures			0	0
Receipts from repayment of principal on direct financing lease			45
(Increase) decrease in restricted cash				0
Net cash provided by investing activities			45	0
FINANCING ACTIVITIES
Repayment of long-term debt			0
Cash distributions to unitholders			0
Repayment of loans and promissory notes due to owners and affiliates				0
Proceeds from indemnifications received from Höegh LNG			0
Proceeds from long-term debt				0
Repayment of amounts due to owners and affiliates				0
Payment of debt issuance cost				0
Customer loan for funding of value added liability on import				0
(Increase) decrease in restricted cash			0
Net cash provided by (used in) financing activities			0	0
Increase (decrease) in cash and cash equivalents			0	0
Cash and cash equivalents, beginning of period			0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0	$ 0